Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Disclosure of detailed information about leasing activities for lessee [Table Text Block]
Balance, January 1, 2023	$61.0
Acquired through the acquisition of Copper Mountain	34.6
Additional capitalized leases	21.4
Lease payments	(25.2)
Derecognized leases	(0.7)
Accretion and other movements	(0.8)
Balance, December 31, 2023	$90.3
Additional capitalized leases	25.5
Lease payments	(31.4)
Derecognized leases	(11.5)
Accretion and other movements	1.9
Balance, December 31, 2024	$74.8
	Dec. 31, 2024	Dec. 31, 2023
Current	$30.5	$28.9
Non-current	44.3	61.4
	$74.8	$90.3

Disclosure of detailed information about expenses recognized to leases for which exemption applied [Table Text Block]
	Year ended December 31,
	2024	2023
Short-term leases	$9.7	$9.2
Low value leases	0.4	0.6
Variable leases	23.0	27.5
Total	$33.1	$37.3